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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07404

Invesco California Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309
(Address of principal executive offices)	(Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2016

Invesco California Value Municipal Income Trust

NYSE: VCV

2	Letters to Shareholders

3	Trust Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

16	Financial Statements

19	Notes to Financial Statements

24	Financial Highlights

26	Approval of Investment Advisory and Sub-Advisory Contracts

28	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means trusting our research-driven insights, having confidence in our investment processes and building portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco California Value Municipal Income Trust

Trust Performance

Performance summary

Cumulative total returns, 2/29/16 to 8/31/16

Trust at NAV	5.48%
Trust at Market Value	6.95
S&P Municipal Bond Index▼ (Broad Market Index)	3.35
S&P Municipal Bond California 5+ Year Investment Grade Index▼ (Style-Specific Index)	4.12
Lipper Closed-End California Municipal Debt Funds Index■ (Peer Group Index)	5.35

Market Price Discount to NAV as of 8/31/16	-1.95

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond California 5+ Year Investment Grade Index is an unmanaged index considered representative of investment-grade municipal bonds issued in California with maturities of five years or greater.

    The Lipper Closed-End California Municipal Debt Funds Index is an unmanaged index considered representative of closed-end California municipal debt funds tracked by Lipper. These funds invest primarily in municipal debt issues that are exempt from taxation in California (double tax-exempt) or a city in California (triple tax-exempt).

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2016, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco California Value Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4 Invesco California Value Municipal Income Trust

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–155.63%(a)
California–149.28%
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2012 A, RB	5.00%	08/01/2027	$1,000	$1,185,090
ABAG Finance Authority For Non-profit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	2,000	2,380,060
Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub Lien RB	5.00%	10/01/2037	2,000	2,435,200
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM)(b)	5.00%	12/01/2025	750	790,553
Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.50%	01/01/2030	1,550	1,763,358
Series 2010 A, RB	7.63%	01/01/2040	750	849,698
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(c)	0.00%	08/01/2035	1,120	602,448
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(c)	0.00%	08/01/2036	1,805	935,929
Anaheim (City of) Redevelopment Agency (Anaheim Merged Redevelopment Area); Series 2007 A, Ref. Tax Allocation RB (INS-AGM)(b)(d)	5.00%	02/01/2031	4,250	4,469,598
Anaheim City School District (Election of 2002); Series 2007, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(c)	0.00%	08/01/2024	4,970	4,133,996
Antelope Valley-East Kern Water Agency;
Series 2016, Ref. Water RB	5.00%	06/01/2036	1,325	1,646,286
Series 2016, Ref. Water RB	5.00%	06/01/2037	1,700	2,108,850
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	08/01/2037	1,000	1,017,980
Bakersfield (City of); Series 2007 A, Wastewater RB(e)(f)	5.00%	09/15/2017	2,500	2,616,450
Bay Area Toll Authority (San Francisco Bay Area);
Series 2007 F, Toll Bridge RB(d)(e)(f)	5.00%	04/01/2017	6,000	6,158,640
Series 2009 F-1, Toll Bridge RB(d)(e)(f)	5.13%	04/01/2019	4,500	5,023,035
Series 2009 F-1, Toll Bridge RB(d)(e)(f)	5.25%	04/01/2019	4,315	4,830,340
Series 2009 F-1, Toll Bridge RB(d)(e)(f)	5.25%	04/01/2019	4,795	5,367,667
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	3,500	4,235,840
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/2026	1,245	1,040,770
Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/2028	3,000	2,360,340
Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/2031	2,010	1,417,512
Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/2032	430	295,298
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM)(b)	5.50%	08/01/2020	1,510	1,516,327
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB(c)	0.00%	06/01/2046	10,000	1,432,300
California (State of) (Green Bonds); Series 2014, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2037	1,755	2,165,301
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB(d)(g)	4.95%	12/01/2037	7,470	7,549,556
California (State of) Department of Water Resources (Central Valley);
Series 2008, Water System RB	5.00%	12/01/2029	70	75,324
Series 2008 AE, Water System RB(e)(f)	5.00%	06/01/2018	1,930	2,079,594
Series 2012 AN, Water System RB	5.00%	12/01/2032	1,600	1,955,312
California (State of) Department of Water Resources; Subseries 2005 F-5, Power Supply RB	5.00%	05/01/2022	2,000	2,144,660
California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,606,059
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB(d)	5.00%	01/01/2038	7,480	7,907,108
California (State of) Educational Facilities Authority (Pepperdine University); Series 2016, Ref. RB	5.00%	10/01/2049	1,000	1,235,630
California (State of) Educational Facilities Authority (Pitzer College);
Series 2009, RB	5.38%	04/01/2034	2,000	2,275,560
Series 2009, RB	6.00%	04/01/2040	1,000	1,174,110
California (State of) Educational Facilities Authority (Stanford University); Series 2007 T-1, RB(d)	5.00%	03/15/2039	6,810	9,848,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB(d)	5.25%	10/01/2039	$10,200	$11,145,336
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/2039	2,500	2,878,025
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2039	2,500	2,853,575
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/2039	6,000	6,682,320
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2038	5,050	5,688,421
California (State of) Health Facilities Financing Authority (Lucile Packard Children’s Hospital); Series 2012, RB(d)	5.00%	08/15/2051	12,000	14,114,760
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008 C, RB(e)(f)	6.50%	10/01/2018	3,000	3,369,240
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB(d)	5.00%	11/15/2036	6,250	7,040,875
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	5,000	5,946,450
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/2040	4,000	4,797,160
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB	5.50%	08/15/2026	3,500	4,125,240
Series 2011 D, Ref. RB(d)	5.25%	08/15/2031	10,000	12,017,500
California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, Charter School RB	6.75%	08/01/2033	1,555	1,768,750
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	1,000	1,149,760
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/2049	3,700	4,348,203
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP(e)(f)	5.25%	02/01/2017	2,690	2,742,132
Series 2007, COP	5.00%	02/01/2019	1,215	1,236,117
Series 2007, COP	5.25%	02/01/2037	3,810	3,865,778
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/2040	3,850	4,296,292
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(h)	6.00%	07/01/2028	1,000	1,051,060
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2040	1,000	1,131,860
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(g)(h)	5.00%	07/01/2027	2,500	2,851,775
Series 2012, Water Furnishing RB(g)(h)	5.00%	07/01/2037	6,000	6,774,540
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/2040	5,000	5,662,500
California (State of) Public Works Board (Judicial Council); Series 2013 A, Lease RB	5.00%	03/01/2038	5,450	6,522,669
California (State of) Public Works Board (Various Capital); Series 2012 G, Lease RB	5.00%	11/01/2032	1,500	1,800,270
California (State of) Public Works Board (Various State Universities);
Series 2013 H, Lease RB(e)(f)	5.00%	09/01/2023	2,000	2,527,440
Series 2013 H, Lease RB(e)(f)	5.00%	09/01/2023	8,345	10,545,743
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, School Facility RB	6.30%	07/01/2043	2,000	2,426,900
Series 2015, School Facility RB(h)	5.00%	07/01/2045	1,385	1,598,899
California (State of) School Finance Authority (Aspire Public Schools); Series 2016, Ref. Charter School RB(h)	5.00%	08/01/2046	1,500	1,722,180
California (State of) School Finance Authority (KIPP LA);
Series 2014 A, Facilities RB	5.00%	07/01/2034	600	682,140
Series 2014 A, Facilities RB	5.13%	07/01/2044	750	853,005
Series 2015 A, Facilities RB(h)	5.00%	07/01/2045	1,150	1,313,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	$1,730	$2,149,092
Series 2015, Ref. RB	5.00%	03/01/2045	5,185	6,258,036
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012 A, School Facility RB	6.38%	07/01/2047	2,060	2,382,060
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	4,000	4,586,640
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/2038	1,250	1,295,400
Series 2014 A, RB	6.38%	11/01/2043	4,035	4,707,392
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation–Irvine, L.L.C.–University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB(e)(f)	5.75%	05/15/2018	2,500	2,719,800
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/2030	4,325	4,978,594
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB(e)(f)	6.25%	08/15/2018	2,750	3,052,610
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB(h)	5.13%	04/01/2037	1,500	1,525,125
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS-AGM)(b)	5.25%	10/01/2043	1,500	1,803,225
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2046	2,250	2,757,465
Series 2016 A, Ref. RB	5.00%	08/15/2051	2,000	2,442,560
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	5,000	5,831,750
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	4,090,520
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB(e)(f)	6.75%	08/01/2019	1,785	2,099,713
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB(h)	7.25%	11/15/2041	2,000	2,329,460
California (State of) Statewide Communities Development Authority (St. Joseph Health System); Series 2000, RB (INS-NATL)(b)	5.13%	07/01/2024	1,950	2,104,849
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB(d)	5.00%	12/01/2041	10,090	11,894,193
California (State of) Statewide Communities Development Authority; Series 2011, School Facilities RB	6.75%	07/01/2031	1,425	1,682,298
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, Tobacco Settlement CAB Turbo RB(c)	0.00%	06/01/2046	17,000	2,634,830
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/2019	2,500	2,843,450
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,150	1,294,935
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/2035	2,750	3,193,877
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/2038	2,215	2,510,592
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(e)(f)	5.25%	07/01/2019	1,905	2,153,183
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(e)(f)	5.25%	07/01/2019	1,095	1,237,657
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/2040	4,340	5,065,691
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	5,955	6,845,570
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2032	3,050	3,622,241
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	3,500	4,153,940
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	2,210	2,676,730
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	4,000	4,763,640
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	5,000	6,283,100
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	11,080	13,348,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB	5.00%	02/01/2039	$3,000	$3,545,340
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(e)(f)	5.00%	01/01/2028	1,500	1,989,465
California State University;
Series 2009 A, Systemwide RB(e)(f)	5.25%	05/01/2019	5,000	5,626,650
Series 2012 A, Systemwide RB(d)	5.00%	11/01/2037	2,010	2,421,728
Series 2015 A, Ref. RB	5.00%	11/01/2043	3,000	3,744,600
Campbell Union High School District;
Series 2008, Unlimited Tax GO Bonds(e)(f)	5.00%	08/01/2017	1,090	1,146,309
Series 2008, Unlimited Tax GO Bonds(e)(f)	5.00%	08/01/2017	1,620	1,703,689
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC)(b)	5.00%	11/01/2033	1,250	1,312,663
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(c)	0.00%	08/01/2029	625	452,950
Compton (City of); Series 2009, Water RB	6.00%	08/01/2039	1,750	1,878,502
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. Special Tax RB	5.00%	09/01/2027	1,000	1,207,140
Series 2013, Ref. Special Tax RB	5.00%	09/01/2029	1,720	2,057,550
Series 2013, Ref. Special Tax RB	5.00%	09/01/2032	1,000	1,183,580
Culver City (City of) Redevelopment Agency; Series 2005 A, Ref. Tax Allocation RB (INS-AMBAC)(b)	5.00%	11/01/2025	2,000	2,006,800
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	1,885	1,940,174
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds(e)(f)	5.00%	08/01/2017	2,045	2,130,072
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/2039	4,420	2,140,120
Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/2048	2,860	999,541
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(d)	5.00%	06/01/2036	2,745	3,150,738
Eastern Municipal Water District Financing Authority;
Series 2016 B, Ref. Water and Wastewaster RB	5.00%	07/01/2033	3,000	3,818,490
Series 2016 B, Ref. Water and Wastewaster RB	4.00%	07/01/2035	1,000	1,147,390
Eden (Township of) Healthcare District;
Series 2010, COP	6.00%	06/01/2030	1,500	1,721,820
Series 2010, COP	6.13%	06/01/2034	500	573,065
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/2031	2,735	1,770,940
Series 2009 A, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/2033	615	366,399
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL)(b)	5.00%	09/01/2033	1,725	1,725,000
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC)(b)	5.00%	09/01/2028	3,000	3,078,720
Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. Special Tax RB	5.00%	09/01/2034	1,000	1,163,970
Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds(d)	5.00%	08/01/2040	13,500	15,777,855
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, Sr. Lien Toll Road CAB RB(c)(e)	0.00%	01/01/2027	2,950	2,465,197
Series 2015, Ref. CAB Toll Road RB (INS-AGM)(b)(c)	0.00%	01/15/2035	6,245	3,463,227
Subseries 2014 B-1, Ref. Toll Road RB(f)	5.00%	01/15/2018	3,000	3,096,660
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. Special Tax RB	5.00%	09/01/2035	1,880	2,182,135
Series 2015, Ref. Special Tax RB	5.00%	09/01/2045	2,095	2,401,980
Garden Grove (City of) Agency for Community Development; Series 2008, Sub. RN (Acquired 05/27/2008; Cost 1,319,641)(h)	6.00%	10/01/2027	1,515	1,516,500
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(c)(e)	0.00%	08/01/2029	85	66,715
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(c)	0.00%	08/01/2029	665	471,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	$6,290	$6,390,577
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	8,115	8,194,933
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	4,000	4,016,160
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,000	3,611,760
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	1,805	2,200,403
Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(c)	0.00%	08/01/2024	3,000	2,570,760
Independent Cities Lease Finance Authority (Westlake Mobilehome Park); Series 2007 A, Ref. Mobile Home Park RB	5.00%	04/15/2047	1,500	1,538,085
Inland Empire Tobacco Securitization Authority;
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB(c)	0.00%	06/01/2036	10,000	2,642,700
Series 2007 C-2, Asset-Backed Tobacco Settlement Turbo CAB RB(c)	0.00%	06/01/2047	25,000	3,220,250
Irvine (City of) (Reassessment District No. 12-1);
Series 2012, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2024	1,145	1,362,607
Series 2012, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2025	500	591,685
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2025	355	430,800
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2026	400	482,488
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2027	325	389,266
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2028	350	417,533
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2029	705	831,463
Irvine (City of) Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1) ;
Series 2014, Special Tax RB	5.00%	09/01/2044	1,055	1,210,813
Series 2014, Special Tax RB	5.00%	09/01/2049	1,055	1,209,832
Irvine Unified School District; Series 2015, Ref. Special Tax RB	5.00%	09/01/2038	1,500	1,813,650
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL)(b)	5.00%	06/01/2031	3,110	3,119,143
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, Water Revenue COP(e)(f)	5.00%	05/01/2018	1,015	1,089,623
La Quinta (City of) Successor Agency to the Redevelopment Agency (Areas No. 1 and 2);
Series 2013 A, Ref. Sub. Tax Allocation RB	5.00%	09/01/2027	1,000	1,207,140
Series 2013 A, Ref. Sub. Tax Allocation RB	5.00%	09/01/2028	4,000	4,804,280
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas);
Series 2009, Tax Allocation RB(e)(f)	6.88%	08/01/2019	575	678,822
Series 2009, Tax Allocation RB	6.88%	08/01/2039	425	489,388
Long Beach (City of) (Long Beach Towne Center); Series 2008, Special Tax RB	5.75%	10/01/2025	2,000	2,141,220
Long Beach (City of);
Series 2010 A, Sr. Airport RB	5.00%	06/01/2040	1,590	1,796,144
Series 2015, Marina System RB	5.00%	05/15/2026	1,000	1,211,790
Series 2015, Marina System RB	5.00%	05/15/2045	2,635	3,046,956
Long Beach Unified School District; Series 2012, Ref. Unlimited Tax GO Bonds(d)	5.00%	08/01/2031	11,625	14,147,509
Los Angeles (City of) (Sonnenblick Del Rio); Series 2000, Sr. COP (INS-AMBAC)(b)	6.00%	11/01/2019	3,000	3,013,830
Los Angeles (City of) Community Facilities District No. 4 (Playa Vista–Phase 1);
Series 2014, Ref. Special Tax RB	5.00%	09/01/2029	1,000	1,192,770
Series 2014, Ref. Special Tax RB	5.00%	09/01/2030	1,000	1,187,430
Los Angeles (City of) Community Redevelopment Agency (Grand Central Square–Los Angeles County Metropolitan Transportation Authority); Series 2007 B, Ref. MFH RB (INS-AMBAC)(b)(g)	4.75%	12/01/2026	2,215	2,298,218
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB(e)(f)	5.13%	05/15/2018	1,230	1,325,116
Series 2010 A, Sr. RB(d)	5.00%	05/15/2035	6,000	6,844,800
Series 2010 D, Sr. RB(d)	5.25%	05/15/2033	10,000	11,569,500
Los Angeles (City of) Department of Water & Power;
Series 2009 A, Water System RB	5.38%	07/01/2038	2,000	2,211,560
Series 2011 A, Power System RB(d)	5.00%	07/01/2022	9,200	10,932,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Series 2011 A, Water System RB	5.25%	07/01/2039	$2,000	$2,354,900
Series 2012 A, Water System RB(d)	5.00%	07/01/2043	5,250	6,241,935
Series 2013 B, Waterworks RB	5.00%	07/01/2027	3,000	3,740,190
Subseries 2007 A-1, Power System RB (INS-AMBAC)(b)	5.00%	07/01/2039	1,500	1,551,375
Subseries 2008 A-1, Power System RB(d)	5.25%	07/01/2038	8,200	8,865,102
Los Angeles (City of); Series 2012 B, Ref. Sub. Wastewater System RB(d)	5.00%	06/01/2032	10,000	12,087,100
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds(d)(e)(f)	5.00%	08/01/2018	8,000	8,675,680
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC)(b)(c)	0.00%	08/01/2026	1,200	938,340
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/2034	2,000	2,242,340
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds (INS-AGC)(b)	5.00%	01/01/2034	5,950	6,670,961
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,346,900
Marin (County of) Water District Financing Authority; Series 2012 A, Sub. Lien RB	5.00%	07/01/2044	4,000	4,781,560
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(c)	0.00%	08/01/2034	850	495,933
Modesto (City of) (Community Center Refinancing); Series 1993 A, COP (INS-AMBAC)(b)	5.00%	11/01/2023	4,455	4,719,003
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds(e)(f)	5.25%	08/01/2019	1,000	1,133,970
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(c)	0.00%	08/01/2031	2,000	1,288,380
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC)(b)(c)	0.00%	08/01/2029	1,250	864,350
Morongo Band of Mission Indians (The) (Enterprise Casino);
Series 2008 B, RB(h)	5.50%	03/01/2018	460	483,708
Series 2008 B, RB(h)	6.50%	03/01/2028	2,175	2,336,515
Murrieta (City of) Public Financing Authority;
Series 2012, Ref. Special Tax RB	5.00%	09/01/2025	975	1,147,039
Series 2012, Ref. Special Tax RB	5.00%	09/01/2026	1,000	1,173,760
Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(c)	0.00%	09/01/2031	6,670	4,308,420
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/2032	750	944,258
Needles (City of) Public Utility Authority (Utility System Acquisition); Series 1997 A, RB	6.50%	02/01/2022	1,345	1,345,982
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/2032	1,700	2,027,454
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2039	1,500	1,865,370
Norwalk-La Mirada Unified School District; Series 2005 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(c)	0.00%	08/01/2029	6,000	4,296,360
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/2028	670	513,642
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB(g)	5.00%	05/01/2028	3,000	3,540,330
Oakland Unified School District (County of Alameda); Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2040	2,430	2,960,542
Orange (County of) Community Facilities District (No. 2004-1 Ladera Ranch);
Series 2014 A, Ref. Special Tax RB	5.00%	08/15/2033	1,000	1,168,310
Series 2014 A, Ref. Special Tax RB	5.00%	08/15/2034	1,000	1,165,190
Orange (County of) Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, Special Tax RB	5.00%	08/15/2035	275	326,191
Series 2015 A, Special Tax RB	5.25%	08/15/2045	1,385	1,650,906
Orange (County); Series 2009 A, Airport RB	5.00%	07/01/2031	1,000	1,110,120
Palm Springs (City of) (Palm Springs International Airport);
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(g)	5.45%	07/01/2020	250	250,333
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(g)	5.55%	07/01/2028	385	385,531
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(g)	6.00%	07/01/2018	110	110,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(g)	6.40%	07/01/2023	$250	$250,523
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(g)	6.50%	07/01/2027	365	365,792
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/2039	3,000	3,352,680
Perris (City of) Public Financing Authority (Perris Valley Vistas IA 3); Series 2008 B, Local Agency Special Tax RB(e)(f)	6.63%	09/01/2016	1,925	1,925,000
Pico Rivera (City of) Water Authority (Water System); Series 1999 A, RB (INS-NATL)(b)	5.50%	05/01/2019	630	667,598
Planada Elementary School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(c)	0.00%	07/01/2049	8,440	2,850,694
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/2032	1,425	1,630,870
Series 2012, Ref. Special Tax RB	5.00%	09/01/2037	1,500	1,696,125
Redding (City of); Series 2008 A, Electric System Revenue COP (INS-AGM)(b)	5.00%	06/01/2027	725	778,034
Regents of the University of California;
Series 2009 E, Medical Center Pooled RB(e)(f)	5.50%	05/15/2017	2,500	2,613,650
Series 2009 O, General RB(e)(f)	5.25%	05/15/2019	245	275,527
Series 2009 O, General RB(e)(f)	5.25%	05/15/2019	425	477,955
Series 2009 O, General RB(e)(f)	5.25%	05/15/2019	830	933,418
Series 2009 O, General RB(d)	5.25%	05/15/2039	7,500	8,430,225
Series 2009 Q, General RB(d)(i)	5.00%	05/15/2034	9,080	9,446,287
Series 2013 AI, General RB(d)	5.00%	05/15/2038	6,000	7,279,320
Series 2016 L, Ref. Medical Center Pooled RB(d)	5.00%	05/15/2041	6,580	8,143,079
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	2,000	2,280,800
Riverside (City of);
Series 2008 B, Water RB (INS-AGM)(b)	5.00%	10/01/2033	1,000	1,089,920
Series 2008 D, Electric RB (INS-AGM)(b)	5.00%	10/01/2028	2,085	2,264,081
Riverside (County of) Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, Special Tax Bonds	5.00%	09/01/2040	2,760	3,228,869
Series 2015, Special Tax Bonds	5.00%	09/01/2044	1,500	1,745,760
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/2032	2,000	2,298,820
Riverside Community College District (Election 2004); Series 2007 C, Unlimited Tax GO Bonds(d)(e)(f)	5.00%	08/01/2017	5,000	5,208,500
RNR School Financing Authority (Community Facilities District No. 92-1); Series 2006 A, Special Tax RB(e)(f)	5.00%	09/01/2016	2,000	2,000,000
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. Special Tax Bonds	5.00%	09/01/2038	1,660	1,911,673
Roseville Joint Union High School District; Series 1995 B, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(c)	0.00%	06/01/2020	1,310	1,157,018
Sacramento (City of) Municipal Utility District;
Series 2008 U, Electric RB (INS-AGM)(b)(d)	5.00%	08/15/2024	4,960	5,379,715
Series 2008 U, Electric RB (INS-AGM)(b)(d)	5.00%	08/15/2026	10,000	10,838,000
Series 2008 U, Ref. Electric RB(e)(f)	5.00%	08/15/2018	385	418,179
Series 2008 U, Ref. Electric RB (INS-AGM)(b)	5.00%	08/15/2024	615	667,041
Series 2011 X, Ref. Electric RB(e)(f)	5.00%	08/15/2021	730	876,905
Series 2011 X, Ref. Electric RB	5.00%	08/15/2027	2,120	2,514,914
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2011 A, Ref. RB	5.00%	12/01/2026	1,500	1,806,945
Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS-AGM)(b)	5.00%	07/01/2032	1,000	1,073,330
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	5,000	5,668,450
San Clemente (City of) (Community Facilities District 2006-1); Series 2015, Special Tax RB	5.00%	09/01/2040	685	793,723
San Diego (City of) Public Facilities Financing Authority (Ballpark Refunding);
Series 2016, Ref. Lease RB	5.00%	10/15/2028	1,000	1,265,650
Series 2016, Ref. Lease RB	5.00%	10/15/2031	1,300	1,618,786
San Diego (City of) Public Facilities Financing Authority (Capital Improvement); Series 2012 A, Lease RB	5.00%	04/15/2037	3,000	3,436,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Water RB(e)(f)	5.38%	08/01/2019	$5,000	$5,678,550
Subseries 2012 A, Ref. Water RB	5.00%	08/01/2032	5,000	6,053,150
San Diego (City of) Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	2,175	2,185,657
San Diego (City of) Regional Building Authority (County Operations Center); Series 2016 A, RB	5.00%	10/15/2035	1,500	1,857,975
San Diego (County of) Regional Airport Authority;
Series 2010 A, Sub. RB	5.00%	07/01/2034	4,880	5,536,311
Series 2010 A, Sub. RB	5.00%	07/01/2040	2,500	2,836,225
San Diego (County of) Regional Transportation Commission; Series 2014 A, Sales & Use Tax RB(d)	5.00%	04/01/2048	7,020	8,456,573
San Diego (County of) Water Authority; Series 2008 A, COP(e)(f)	5.00%	05/01/2018	2,080	2,233,629
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(d)	5.25%	08/01/2033	5,000	5,663,050
San Dimas (City of) Redevelopment Agency (Creative Growth); Series 1998 A, Tax Allocation RB (INS-AGM)(b)	5.00%	09/01/2016	120	120,000
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/2040	4,000	4,522,600
Series 2011 C, Ref. Second Series RB(g)	5.00%	05/01/2023	3,000	3,511,440
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2025	5,000	5,844,950
Series 2011 G, Second Series RB	5.25%	05/01/2028	3,000	3,573,900
San Francisco (City & County of) Airport Commission (San Francisco International Airport-SFO Fuel Co. LLC); Series 2000 A, Special Facilities Lease RB (INS-AGM)(b)(g)	6.13%	01/01/2027	1,660	1,667,520
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(d)	5.00%	11/01/2036	6,300	7,442,568
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment);
Series 2011 C, Tax Allocation RB(e)(f)	6.50%	02/01/2021	400	498,476
Series 2011 C, Tax Allocation RB(e)(f)	6.75%	02/01/2021	500	628,510
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, Tax Allocation RB	5.00%	08/01/2026	220	271,346
Series 2014 A, Tax Allocation RB	5.00%	08/01/2028	370	449,106
Series 2014 A, Tax Allocation RB	5.00%	08/01/2029	450	543,290
Series 2014 A, Tax Allocation RB	5.00%	08/01/2032	785	938,844
Series 2014 A, Tax Allocation RB	5.00%	08/01/2033	375	447,296
Series 2014 A, Tax Allocation RB	5.00%	08/01/2043	1,000	1,177,750
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2033	1,635	1,853,191
San Francisco (City of) Bay Area Rapid Transit District (Election of 2004); Series 2013 C, Unlimited Tax GO Bonds(d)	5.00%	08/01/2037	5,000	6,116,200
San Francisco (City of) Bay Area Rapid Transit District;
Series 2010, Ref. RB	5.00%	07/01/2028	1,000	1,141,130
Series 2012 A, RB	5.00%	07/01/2036	9,000	10,845,180
San Francisco (City of) Utilities Commission; Series 2012, Water RB	5.00%	11/01/2036	5,000	5,970,250
San Jose (City of) Financing Authority (Civic Center); Series 2013 A, Ref. RB	5.00%	06/01/2039	5,000	5,953,000
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(c)	0.00%	09/01/2032	1,000	634,350
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM)(b)	5.00%	08/01/2030	2,500	2,884,975
Sanger Unified School District; Series 1999, Ref. Unlimited Tax GO Bonds (INS-NATL)(b)	5.60%	08/01/2023	1,640	1,806,230
Santa Ana Unified School District (Financing Project); Series 1999, CAB COP (INS-AGM)(b)(c)	0.00%	04/01/2036	1,000	524,250
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB(d)(e)(f)	5.25%	05/15/2018	10,000	10,787,300
Santa Clara Valley Transportation Authority (2000-Measure A); Series 2007 A, Ref. Sales Tax RB(e)(f)	5.00%	04/01/2017	1,680	1,724,419

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.63%	09/01/2036	$2,000	$2,373,200
Series 2013, Special Tax RB	5.63%	09/01/2043	3,000	3,536,040
Santa Margarita/Dana Point Authority (Santa Margarita Water District Improvement Districts No. 2, 3 & 4); Series 2009 A, RB	5.13%	08/01/2038	1,500	1,626,675
Sierra View Local Health Care District; Series 2007, RB(e)(f)	5.25%	07/01/2017	2,000	2,078,980
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(c)	0.00%	06/01/2036	7,000	2,340,940
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(c)	0.00%	08/01/2028	1,520	1,117,474
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(c)	0.00%	08/01/2029	5,000	3,548,500
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(c)	0.00%	08/01/2030	1,210	823,417
South Orange (County of) Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2028	750	876,338
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2029	900	1,049,094
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2030	1,000	1,163,120
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2032	1,680	1,944,482
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2033	1,000	1,154,350
South Orange (County of) Public Financing Authority; Series 1999, Special Assessment RB (INS-AGM)(b)	5.80%	09/02/2018	1,745	1,789,655
Southern California Metropolitan Water District; Series 2009 B, Ref. RB(d)	5.00%	07/01/2027	7,825	8,730,979
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB(d)	5.25%	07/01/2031	2,850	3,337,721
Series 2011-1, RB(d)	5.25%	07/01/2029	2,850	3,387,482
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	8,730	8,730,524
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improvements–East); Series 2012 B, Special Tax RB	5.25%	09/01/2042	1,500	1,665,540
Turlock (City of) (Emanuel Medical Center, Inc.);
Series 2007 A, Health Facility Revenue COP(e)(f)	5.13%	10/15/2017	1,000	1,049,820
Series 2007 B, Health Facility Revenue COP(e)(f)	5.13%	10/15/2017	1,000	1,049,820
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/2036	3,500	4,023,845
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/2038	7,000	8,278,760
Twin Rivers Unified School District (Election of 2006); Series 2008, Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	08/01/2023	1,000	1,080,570
Vernon (City of);
Series 2009 A, Electric System RB(e)(f)	5.13%	08/01/2019	770	842,580
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,790	1,994,400
Vista Unified School District (Election of 2002); Series 2007 C, Unlimited Tax GO Bonds(d)(e)(f)	5.00%	08/01/2017	2,185	2,275,284
West Basin Municipal Water District; Series 2008 B, Ref. COP (INS-AGC)(b)	5.00%	08/01/2027	1,640	1,772,791
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(c)	0.00%	08/01/2025	5,000	4,124,700
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/2032	9,370	5,631,089
Yosemite Community College District (Election of 2004);
Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(c)	0.00%	08/01/2022	2,655	2,437,741
Series 2008 C, Unlimited Tax GO Bonds(d)(e)(f)	5.00%	08/01/2018	16,000	17,351,360
				1,024,692,685

Guam–4.13%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(e)(f)	5.38%	12/01/2019	3,150	3,609,522
Series 2009 A, Limited Obligation RB(e)(f)	5.63%	12/01/2019	595	686,565
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2030	2,000	2,443,500
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2032	2,500	3,029,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(g)	6.38%	10/01/2043	$3,000	$3,665,250
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS-AGM)(b)	5.00%	10/01/2026	2,500	2,967,300
Series 2012 A, Ref. RB (INS-AGM)(b)	5.00%	10/01/2027	1,500	1,780,380
Series 2012 A, Ref. RB (INS-AGM)(b)	5.00%	10/01/2030	4,000	4,748,960
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2035	1,800	2,069,910
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	3,000	3,345,930
				28,346,517

Puerto Rico–0.33%
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB(e)(f)	5.45%	07/01/2017	2,200	2,290,156

Virgin Islands–1.89%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/2044	1,720	1,972,272
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	2,965	3,091,487
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	1,000	1,004,170
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	4,580	4,586,685
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2033	2,000	2,291,380
				12,945,994
TOTAL INVESTMENTS(j)–155.63% (Cost $942,405,114)				1,068,275,352
FLOATING RATE NOTE OBLIGATIONS–(28.43)%
Notes with interest and fee rates ranging from 1.08% to 1.39% at 08/31/2016 and contractual maturities of collateral ranging from 07/01/2022 to 08/15/2051 (See Note 1J)(k)				(195,115,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(27.43)%				(188,276,654)
OTHER ASSETS LESS LIABILITIES–0.23%				1,536,607
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$686,420,305

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
CAB	– Capital Appreciation Bonds
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security subject to the alternative minimum tax.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $25,794,362, which represented 3.76% of the Trust’s Net Assets.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	7.1%

(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2016. At August 31, 2016, the Trust’s investments with a value of $336,354,792 are held by TOB Trusts and serve as collateral for the $195,115,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

as of August 31,2016

Revenue Bonds	69.9%
General Obligation Bonds	15.9
Pre-Refunded Bonds	14.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco California Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $942,405,114)	$1,068,275,352
Receivable for:
Investments sold	800,000
Interest	11,305,344
Custody expenses reimbursed	62,644
Investment for trustee deferred compensation and retirement plans	37,308
Other assets	16,330
Total assets	1,080,496,978

Liabilities:
Floating rate note obligations	195,115,000
Variable rate muni term preferred shares, at liquidation preference ($0.01 par value, 1,883 shares issued with liquidation preference of $100,000 per share)	188,276,654
Payable for:
Investments purchased	4,945,600
Amount due custodian	5,224,566
Dividends	56,683
Accrued interest expense	236,507
Accrued trustees’ and officers’ fees and benefits	4,577
Accrued other operating expenses	68,835
Trustee deferred compensation and retirement plans	148,251
Total liabilities	394,076,673
Net assets applicable to common shares	$686,420,305

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$626,115,433
Undistributed net investment income	1,317,903
Undistributed net realized gain (loss)	(66,883,269)
Net unrealized appreciation	125,870,238
$686,420,305

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	47,865,334
Net asset value per common share	$14.34
Market value per common share	$14.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco California Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$21,881,391
Other Income	53,427
Total Investment Income	21,934,818

Expenses:
Advisory fees	2,919,359
Administrative services fees	81,320
Interest, facilities and maintenance fees	2,111,541
Transfer agent fees	29,809
Trustees’ and officers’ fees and benefits	14,038
Registration and filing fees	24,685
Reports to shareholders	16,798
Professional services fees	33,274
Other	28,063
Total expenses	5,258,887
Less: Fees waived	(540,171)
Net expenses	4,718,716
Net investment income	17,216,102

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(506)
Change in net unrealized appreciation of investment securities	19,166,833
Net realized and unrealized gain	19,166,327
Net increase in net assets from operations applicable to common shares	$36,382,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco California Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$17,216,102	$37,352,679
Net realized gain (loss)	(506)	(3,495,224)
Change in net unrealized appreciation	19,166,833	9,344,833
Net increase in net assets resulting from operations	36,382,429	43,202,288
Distributions to shareholders from net investment income	(17,468,511)	(37,902,682)
Increase from transactions in common shares of beneficial interest	121,097	—
Net increase in net assets applicable to common shares	19,035,015	5,299,606

Net assets applicable to common shares:
Beginning of period	667,385,290	662,085,684
End of period (includes undistributed net investment income of $1,317,903 and $1,570,312, respectively)	$686,420,305	$667,385,290

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco California Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2016

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$36,382,429

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(55,971,948)
Proceeds from sales of investments	37,892,800
Amortization of premium	1,880,881
Accretion of discount	(1,672,956)
Decrease in interest receivables and other assets	11,766
Increase in accrued expenses and other payables	67,785
Net realized loss from investment securities	506
Net change in unrealized appreciation on investment securities	(19,166,833)
Net cash provided by (used in) operating activities	(575,570)

Cash provided by financing activities:
Dividends paid to common shareholders from net investment income	(17,358,565)
Increase in payable for amount due custodian	1,904,135
Proceeds from TOB Trusts	16,030,000
Net cash provided by financing activities	575,570
Net increase in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$121,097

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$2,012,963

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco California Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to seek to provide common shareholders with a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in California municipal securities rated investment grade at the time of investment.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

19                         Invesco California Value Municipal Income Trust

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual

20                         Invesco California Value Municipal Income Trust

interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

21                         Invesco California Value Municipal Income Trust

Effective July 1, 2016, the Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.83%. Prior to July 1, 2016, the Adviser had voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.73%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. This agreement may be discontinued at any time without notice to shareholders.

For the six months ended August 31, 2016, the Adviser waived advisory fees of $540,171.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2016, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2016, the Trust engaged in securities sales of $3,769,949, which did not result in any realized gain (loss).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2016 were $185,267,857 and 0.71%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

22                         Invesco California Value Municipal Income Trust

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 29, 2016 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$33,297,240	$—	$33,297,240
February 28, 2018	6,860,536	—	6,860,536
February 28, 2019	3,798,339	—	3,798,339
Not subject to expiration	5,257,368	13,722,764	18,980,132
	$49,213,483	$13,722,764	$62,936,247

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2016 was $57,351,227 and $36,377,687, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$127,791,331
Aggregate unrealized (depreciation) of investment securities	(4,365,409)
Net unrealized appreciation of investment securities	$123,425,922

Cost of investments for tax purposes is $944,849,430.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
Beginning shares	47,856,921	47,856,921
Shares issued through dividend reinvestment	8,413	—
Ending shares	47,865,334	47,856,921

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 15, 2012, the Trust issued 1,160 Series 2015/6-VCV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 15, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). In addition, the Trust issued 723 Series 2015/6-VCV VMTP Shares in connection with reorganization of the Invesco California Quality Municipal Securities into the Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. On December 31, 2014, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 31, 2017, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1% to

23                         Invesco California Value Municipal Income Trust

4% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2016 were $188,300,000 and 1.37%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2016:

Declaration Date	Amount Per Share	Record Date	Payable Date
September 1, 2016	$0.0535	September 14, 2016	September 30, 2016
October 3, 2016	$0.0535	October 14, 2016	October 31, 2016

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 29,	Year ended February 28,			Year ended February 29,
	2016		2016	2015	2014	2013	2012
Net asset value per common share, beginning of period	$13.95		$13.83	$12.88	$13.84	$13.23	$10.96
Net investment income(a)	0.36		0.78	0.79	0.80	0.80	0.91
Net gains (losses) on securities (both realized and unrealized)	0.40		0.13	0.95	(0.97)	0.67	2.28
Distributions paid to preferred shareholders from net investment income	N/A		N/A	N/A	N/A	(0.00)	(0.01)
Total from investment operations	0.76		0.91	1.74	(0.17)	1.47	3.18
Less dividends paid to common shareholders from net investment income	(0.37)		(0.79)	(0.79)	(0.79)	(0.86)	(0.91)
Net asset value per common share, end of period	$14.34		$13.95	$13.83	$12.88	$13.84	$13.23
Market value per common share, end of period	$14.06		$13.49	$13.20	$11.80	$13.88	$14.01
Total return at net asset value(b)	5.48%		7.20%	14.37%	(0.42)%	11.43%	30.26%
Total return at market value(c)	6.95%		8.62%	19.16%	(9.04)%	5.53%	34.87%
Net assets applicable to common shares, end of period (000’s omitted)	$686,420		$667,385	$662,086	$616,372	$662,397	$293,012
Portfolio turnover rate(d)	3%		11%	8%	18%	9%	20%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.37	%(e)	1.12%	1.05%	1.07%	1.32%	1.35	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.75	%(e)	0.68%	0.53%	0.53%	0.70%	1.05	%(f)
Without fee waivers and/or expense reimbursements	1.53	%(e)	1.40%	1.48%	1.55%	1.65%	1.41	%(f)
Ratio of net investment income before preferred share dividends	5.03	%(e)	5.72%	5.86%	6.31%	5.88%	7.60%
Preferred share dividends	N/A		N/A	N/A	N/A	0.02%	0.12%
Ratio of net investment income after preferred share dividends	5.03	%(e)	5.72%	5.86%	6.31%	5.86%	7.48%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(g)	$188,300		$188,300	$188,300	$188,300	$188,300	$116,000
Asset coverage per preferred share(g)(h)	$464,535		$454,427	$451,602	$427,264	$451,646	$88,149
Liquidating preference per preferred share(g)	$100,000		$100,000	$100,000	$100,000	$100,000	$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

24                         Invesco California Value Municipal Income Trust

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased and sold of $366,840,986 and $13,626,947, respectively, in the effort to realign the Trust’s portfolio holdings after the reorganization of the Invesco California Municipal Income Trust, Invesco California Municipal Securities and Invesco California Quality Municipal Securities into the Trust.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $679,623.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	For the year ended February 29, 2012, amounts are based on ARPS outstanding.
(h)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares at liquidation value) from the Trust’s total assets and dividing this by preferred shares outstanding.
N/A	= Not applicable

25                         Invesco California Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco California Value Municipal Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End California Municipal Funds Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative

26                         Invesco California Value Municipal Income Trust

services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group.

The Board noted that Invesco Advisers has voluntarily agreed to limit expenses of the Fund to a specified percentage of average daily net assets of the Fund. A voluntary waiver can be withdrawn at any time.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was above the rate of one mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

27                         Invesco California Value Municipal Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco California Value Municipal Income Trust (the “Fund”) was held on August 26, 2016. The Meeting was held for the following purposes:

(1)	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2)	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1)	Albert R. Dowden	43,293,474	1,893,376
	Eli Jones	43,435,825	1,751,025
	Raymond Stickel, Jr.	43,336,450	1,850,400
(2)	Prema Mathai-Davis	1,883	0

28                         Invesco California Value Municipal Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-07404                 VK-CE-CAVMI-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. PricewaterhouseCoopers LLP has communicated that the circumstances which called into question its independence under the Loan Rule with respect to the audits of the Funds are consistent with the circumstances described in the no action letter. PricewaterhouseCoopers LLP also concluded that its objectivity and impartiality was not impaired with respect to the planning for and execution of the Funds’ audits and that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP have concluded that PricewaterhouseCoopers LLP can continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex intends to rely upon the no-action letter.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund will need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco California Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 4, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.